Parent Company Only Condensed Financial Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,133,847	$ 455,799	¥ 7,505,954
Amounts due from related parties	88,066	12,809	29,556
Prepayments and other current assets	1,514,257	220,240	674,425
Total current assets	12,169,632	1,770,000	8,310,005
Non-current assets:
Total non-current assets	6,672,920	970,536	2,158,029
Total assets	18,842,552	2,740,536	10,468,034
Current liabilities:
Amounts due to related parties	219,583	31,937	40,069
Accruals and other liabilities	308,486		199,087
Total current liabilities	8,593,386	1,249,856	1,618,514
Deferred revenues	301,774		0			$ 0
Total non-current liabilities	2,098,824	305,262	783,514
Total liabilities	10,692,210	1,555,118	2,402,028
MEZZANINE EQUITY
Total mezzanine equity	0	193,324	19,657,786		¥ 4,861,574		¥ 1,616,729
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares			60
Treasury shares	(9,186)	(1,336)	(9,186)
Additional paid in capital	41,918,936	6,096,856	131,907
Accumulated other comprehensive income/(loss)	(34,708)	(5,048)	(13,922)
Accumulated deficit	(35,039,810)	(5,096,329)	(11,711,948)
Total shareholders' deficit	6,821,145	992,094	(11,591,780)		(3,916,360)		(499,828)
Liabilities And Stockholders Equity	18,842,552	2,740,536	10,468,034
Parent
Current assets:
Cash and cash equivalents	17,179	2,499	23,270	$ 3,384	79,691		264,344
Amounts due from related parties	20,701	3,011	1,243,251
Prepayments and other current assets	54,847	7,977	1,642
Total current assets	92,727	13,487	1,268,163
Non-current assets:
Investments in subsidiaries and VIEs	8,891,882	1,293,271	6,977,051
Total non-current assets	8,891,882	1,293,271	6,977,051
Total assets	8,984,609	1,306,758	8,245,214
Current liabilities:
Amounts due to related parties	2,046,971	297,720	135,490
Accruals and other liabilities	913	134	55,027
Total current liabilities	2,047,884	297,854	190,517
Deferred revenues	99,684	14,498	0
Total non-current liabilities	99,684	14,498	0
Total liabilities	2,147,568	312,352	190,517
MEZZANINE EQUITY
Total mezzanine equity	0	0	19,657,786
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	0	0	60
Treasury shares	(9,186)	(1,336)	(9,186)
Additional paid in capital	41,918,936	6,096,856	131,907
Accumulated other comprehensive income/(loss)	(34,708)	(5,048)	(13,922)
Accumulated deficit	(35,039,810)	(5,096,329)	(11,711,948)
Total shareholders' deficit	6,837,041	994,406	(11,603,089)
Liabilities And Stockholders Equity	8,984,609	1,306,758	8,245,214
Series A-1 and A-2 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity	0		5,011,731		2,539,993		1,340,034
Series A-1 and A-2 convertible redeemable preferred shares | Parent
MEZZANINE EQUITY
Total mezzanine equity	0	0	5,011,731
Series A-3 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity	0		427,129		306,678		276,695
Series A-3 convertible redeemable preferred shares | Parent
MEZZANINE EQUITY
Total mezzanine equity	0	0	427,129
Series B convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity	0		2,294,980		2,014,903		0
Series B convertible redeemable preferred shares | Parent
MEZZANINE EQUITY
Total mezzanine equity	0	0	2,294,980
Series C convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity	0		4,454,596		0		0
Series C convertible redeemable preferred shares | Parent
MEZZANINE EQUITY
Total mezzanine equity	0	0	4,454,596
Series D convertible redeemable preferred shares
MEZZANINE EQUITY
Receivable from a holder			78,410
Total mezzanine equity	0		7,469,350		¥ 0		¥ 0
Series D convertible redeemable preferred shares | Parent
MEZZANINE EQUITY
Receivable from a holder	0	0	(78,410)
Total mezzanine equity	0	0	7,547,760
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	1,329	193
Class A Ordinary Shares | Parent
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	1,329	193	0
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	226	33
Class B Ordinary Shares | Parent
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	226	33	0
Class C Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	254	37
Class C Ordinary Shares | Parent
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	¥ 254	$ 37	¥ 0